Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts.

Significant estimates and assumptions include valuation allowances related to receivables, the recoverability of long-term assets, depreciable lives of property and equipment, deferred taxes and related valuation allowances. The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts.

Significant estimates and assumptions include valuation allowances related to receivables, the recoverability of long-term assets, depreciable lives of property and equipment, deferred taxes and related valuation allowances. The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

The number of customers that comprise the Company’s customer base, along with the different industries, governmental entities and geographic regions, in which the Company’s customers operate, limits concentrations of credit risk with respect to accounts receivable. The Company does not generally require collateral or other security to support customer receivables; however, the Company may require its customers to provide retainers, up-front deposits or irrevocable letters-of-credit when considered necessary to mitigate credit risks. The Company has established an allowance for doubtful accounts based upon facts surrounding the credit risk of specific customers and past collections history. Credit losses have been within management’s expectations. At September 30, 2017 and December 31, 2016, the Company’s allowance for doubtful accounts was $22,202 and $19,034, respectively.

Concentrations of Credit Risk

The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

The number of customers that comprise the Company’s customer base, along with the different industries, governmental entities and geographic regions, in which the Company’s customers operate, limits concentrations of credit risk with respect to accounts receivable. The Company does not generally require collateral or other security to support customer receivables; however, the Company may require its customers to provide retainers, up-front deposits or irrevocable letters-of-credit when considered necessary to mitigate credit risks. The Company has established an allowance for doubtful accounts based upon facts surrounding the credit risk of specific customers and past collections history. Credit losses have been within management’s expectations. At December 31, 2016 and 2015, the Company’s allowance for doubtful accounts was $19,034 and $23,786, respectively.

Property and Equipment

Property and Equipment

Property, equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over three to seven years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally seven to ten years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Property and Equipment

Property, equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over three to seven years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally seven to ten years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment.” The Company tests long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable.

Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group.

Impairment of Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment.” The Company tests long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable.

Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group.

Share-Based Compensation

Share-Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation.” Stock-based payments to employees include grants of stock that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and ASC 505-50, “Equity-Based Payments to Non-Employees,” which requires that such equity instruments are recorded at their fair value on the measurement date, with the measurement of such compensation being subject to periodic adjustment as the underlying equity instruments vest.

The grant date fair value of stock option awards is recognized in earnings as share-based compensation cost over the requisite service period of the award using the straight-line attribution method. The Company estimates the fair value of the stock option awards using the Black-Scholes-Merton option pricing model. The exercise price of options is specified in the stock option agreements. The expected volatility is based on the historical volatility of the Company’s stock for the previous period equal to the expected term of the options. The expected term of options granted is based on the midpoint between the vesting date and the end of the contractual term. The risk-free interest rate is based upon a U.S. Treasury instrument with a life that is similar to the expected term of the options. The expected dividend yield is based upon the yield expected on date of grant to occur over the term of the option.

On January 3 and March 17, 2017, the Company issued 61,110 and 2,941 new Shares, respectively, of restricted common stock to directors of the Company in accordance with the 2015 Intellinetics Equity Incentive Plan (the “2015 Plan”). Stock compensation of $57,500 was recorded on the issuance of the Shares.

On March 15, 2017, the Company granted an employee stock options to purchase 100,000 Shares at an exercise price of $0.85 per Share, in accordance with the 2015 Plan, with vesting continuing until 2020. The total fair value of $70,872 for these stock options would have been recognized by the Company over the applicable vesting period. These options were forfeited upon the termination of the employee and expiry of the exercise period. The total stock option compensation for the three and nine months ended September 30, 2017 was $0 and $19,563, respectively.

On September 25, 2017, the Company granted an employee stock options to purchase 750,000 Shares at an exercise price of $0.30 per Share and 500,000 Shares at an exercise price of $0.38 per Share, in accordance with the 2015 Plan, with vesting continuing until 2019. The total fair value of $321,011 for these stock options will be recognized by the Company over the applicable vesting period. The total stock option compensation for the three and nine months ended September 30, 2017 was $2,646.

For the three and nine months ended September 30, 2017, the Company recorded Share-based compensation to employees of $24,877 and $91,063, respectively, and to non-employees of $0 and $57,500, respectively. For the three and nine months ended September 30, 2016, the Company recorded Share-based compensation to employees of $23,238 and $113,589, respectively, and to non-employees of $0 and $55,000, respectively.

Share-Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation.” Stock-based payments to employees include grants of stock that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and ASC 505-50, “Equity-Based Payments to Non-Employees,” which requires that such equity instruments are recorded at their fair value on the measurement date, with the measurement of such compensation being subject to periodic adjustment as the underlying equity instruments vest.

The grant date fair value of stock option awards is recognized in earnings as share-based compensation cost over the requisite service period of the award using the straight-line attribution method. The Company estimates the fair value of the stock option awards using the Black-Scholes-Merton option pricing model. The exercise price of options is specified in the stock option agreements. The expected volatility is based on the historical volatility of the Company’s stock for the previous period equal to the expected term of the options. The expected term of options granted is based on the midpoint between the vesting date and the end of the contractual term. The risk-free interest rate is based upon a U.S. Treasury instrument with a life that is similar to the expected term of the options. The expected dividend yield is based upon the yield expected on date of grant to occur over the term of the option.

On January 1, 2016, the Company granted employees stock options to purchase 250,000 shares of common stock of the Company, par value $0.001 per share (“Shares”) at an exercise price of $0.90 per Share in accordance with the 2015 Intellinetics Inc. Equity Incentive Plan (the “2015 Plan”), with vesting continuing until 2019. The total fair value of $196,250 for these stock options will be recognized by the Company over the applicable vesting period. The total stock option compensation for the twelve months ended December 31, 2016 was $98,047.

On February 10, 2016, the Company granted employees stock options to purchase 210,000 Shares at an exercise price of $0.96 per Share, in accordance with the 2015 Plan, with vesting continuing until 2020. The total fair value of $174,748 for these stock options will be recognized by the Company over the applicable vesting period. The total stock option compensation for the twelve months ended December 31, 2016 was $38,780.

On December 6, 2016, the Company granted an employee stock options to purchase 100,000 Shares at an exercise price of $0.76 per Share, in accordance with the 2015 Plan, with vesting continuing until 2020. The total fair value of $63,937 for these stock options will be recognized by the Company over the applicable vesting period. The total stock option compensation for the twelve months ended December 31, 2016 was $1,051.

On January 2, 2016, the Company issued 69,433 new Shares of restricted common stock to directors of the Company in accordance with the 2015 Plan. Stock compensation of $62,500 was recorded on the issuance of the Shares.

For the twelve months ended December 31, 2015, the Company recorded Share-based compensation to non-employees of $430,000.

Software Development Costs

Software Development Costs

Software development costs for software to be sold or otherwise marketed incurred prior to the establishment of technological feasibility are expensed as incurred. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the product are capitalized, if material. To date, all software development costs for software to be sold or otherwise marketed have been expensed as incurred. In accordance with ASC 350-40, “Internal-Use Software,” the Company capitalizes purchase and implementation costs of internal use software. No such costs were capitalized during the periods presented.

Software Development Costs

Software development costs for software to be sold or otherwise marketed incurred prior to the establishment of technological feasibility are expensed as incurred. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the product are capitalized, if material. To date, all software development costs for software to be sold or otherwise marketed have been expensed as incurred. In accordance with ASC 350-40, “Internal-Use Software,” the Company capitalizes purchase and implementation costs of internal use software. No such costs were capitalized during the periods presented.

Research and Development

Research and Development

We design, develop, test, market, license, and support new software products and enhancements of current products. We continuously monitor our software products and enhancements to remain compatible with standard platforms and file formats. We expense our software development costs as incurred. For the three and nine months ending September 30, 2017 and 2016, our research and development costs were $125,411 and $252,596, and $119,538 and $292,714 respectively.

Research and Development

We design, develop, test, market, license, and support new software products and enhancements of current products. We continuously monitor our software products and enhancements to remain compatible with standard platforms and file formats. We expense our software development costs as incurred. For the twelve months ending December 31, 2016 and 2015, our research and development costs were $386,285 and $497,976, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Stock Compensation

In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which simplified certain aspects of the accounting for share-based payment transactions, including income taxes, classification of awards and classification on the statement of cash flows. ASU 2016-09 will be effective for the Company beginning in its first quarter of 2018. The Company is currently evaluating the impact of adopting ASU 2016-09 on its consolidated financial statements.

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which modified lease accounting for both lessees and lessors to increase transparency and comparability by recognizing lease assets and lease liabilities by lessees for those leases classified as operating leases under previous accounting standards and disclosing key information about leasing arrangements. ASU 2016-02 will be effective for the Company beginning in its first quarter of 2020, and early adoption is permitted. The Company is currently evaluating the timing of its adoption and the impact of adopting ASU 2016-02 on its consolidated financial statements.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. The core principle of ASU 2014-09 is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, ASU 2014-09 requires five basic steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Entities will generally be required to make more estimates and use more judgment than under current guidance, which will be highlighted for users through increased disclosure requirements. Subsequently, the FASB has issued the following standards related to ASU 2014-09: ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (“ASU 2016-08”); ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing (“ASU 2016-10”); ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”); and ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers (“ASU 2016-20”). The Company must adopt ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 with ASU 2014-09 (collectively, the “new revenue standards”). In July 2015, the FASB deferred the effective date of the new revenue standards for one year beyond the originally specified effective date. The update is now effective for public entities for annual periods beginning after December 15, 2017, including interim periods therein. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Three basic transition methods are available – full retrospective, retrospective with certain practical expedients, and a cumulative effect approach.

As required, the Company will adopt the new standard on January 1, 2018, and currently anticipates adopting the standard using the full retrospective method to restate each prior reporting period presented. The Company's ability to adopt this standard using the full retrospective method is dependent upon system readiness for both revenue and commissions and the completion of the analysis of information necessary to restate prior period financial statements. The Company is continuing to assess the impact of adopting ASU 2014-09 on its financial position, results of operations and related disclosures and has not yet determined whether the effect of the revenue portion will be material. Additionally, as the Company continues to assess the new standard along with industry trends and additional interpretive guidance, the Company may adjust its implementation plan accordingly

The Company believes that there will be no significant changes required to our processes and systems to adopt the new standard. We are also identifying and designing additional controls and updating our accounting policies to support our implementation and ongoing compliance with the new standard. The Company expects revenue recognition for its sale of software, maintenance, professional and third party services offerings to remain largely unchanged. However, the new standard is expected to change the timing of revenue recognition in certain areas, including software licenses with professional services and software as a service. These impacts are not expected to be material. The Company is also evaluating the impact of the guidance in Accounting Standards Codification (ASC) 340-40, Other Assets and Deferred Costs; Contracts with Customers, under ASU 2014-09. Under ASC 340-40, the Company would be required to capitalize and amortize incremental costs of obtaining a contract. Since the company currently expenses sales commissions as incurred, the requirement in the new standard to capitalize certain in-scope sales commissions will result in an accounting change for the company.  However, the impact to the consolidated financial statements is not expected to be material.

The Company does not expect the adoption of ASU 2014-09 to have any impact on its operating cash flows. The Company continues to assess all potential impacts of the guidance and given normal ongoing business dynamics, preliminary conclusions are subject to change.

Recent Accounting Pronouncements

Stock Compensation

In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which simplified certain aspects of the accounting for share-based payment transactions, including income taxes, classification of awards and classification on the statement of cash flows. ASU 2016-09 will be effective for the Company beginning in its first quarter of 2018. The Company is currently evaluating the impact of adopting ASU 2016-09 on its consolidated financial statements.

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which modified lease accounting for both lessees and lessors to increase transparency and comparability by recognizing lease assets and lease liabilities by lessees for those leases classified as operating leases under previous accounting standards and disclosing key information about leasing arrangements. ASU 2016-02 will be effective for the Company beginning in its first quarter of 2019, and early adoption is permitted. The Company is currently evaluating the timing of its adoption and the impact of adopting ASU 2016-02 on its consolidated financial statements.

Debt Issuance Costs

In April 2015, the FASB issued ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability rather than as an asset. The recognition and measurement guidance for debt issuance costs are not affected by ASU 2015-03. The guidance is effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The guidance is required to be applied retrospectively and early adoption is permitted. The Company adopted the new guidance effective January 1, 2016. Debt issuance costs that are now presented as a direct reduction from the carrying amount of the associated debt liability amounted to $54,452 and $4,255 on December 31, 2016 and 2015, respectively.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers. The core principle of ASU 2014-09 is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, ASU 2014-09 requires five basic steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Entities will generally be required to make more estimates and use more judgment than under current guidance, which will be highlighted for users through increased disclosure requirements. Subsequently, the FASB has issued the following standards related to ASU 2014-09: ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (“ASU 2016-08”); ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing (“ASU 2016-10”); and ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”). The Company must adopt ASU 2016-08, ASU 2016-10 and ASU 2016-12 with ASU 2014-09 (collectively, the “new revenue standards”). In July 2015, the FASB deferred the effective date of the new revenue standards for one year beyond the originally specified effective date. The update is now effective for public entities for annual periods beginning after December 15, 2017, including interim periods therein. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Three basic transition methods are available – full retrospective, retrospective with certain practical expedients, and a cumulative effect approach. Management is in the process of evaluating the impact that adoption of the new revenue standards will have on the consolidated financial statements and has not yet determined the method by which the Company will adopt the standard.

Revenue Recognition

Revenue Recognition

a) Sale of Software

The Company recognizes revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition.”

The Company records revenues from the sale of software licenses when persuasive evidence of an arrangement exists, the software product has been installed, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. Revenues included in this classification typically include sales of additional software licenses to existing customers and sales of software to the Company’s Resellers (See section h) - Reseller Agreements, below.

The Company assesses whether payment terms are customary or extended in accordance with normal practice relative to the market in which the sale is occurring. The Company’s sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element are deferred based on Vendor Specific Objective Evidence (“VSOE”) of the fair value of the undelivered element. Often, multiple-element sales arrangements include arrangements where software licenses and the associated post-contract customer support (“PCS”) are sold together. The Company has established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and the Company’s significant PCS renewal experience, from the Company’s existing customer base.

The Company records the revenues for the sales of software with professional services as prescribed by ASC 985-605, in accordance with the contract accounting guidelines in ASC 605-35, “Revenue Recognition: Construction-Type and Production-Type Contracts” (“ASC 605-35”), after evaluating for separation of any non-ASC 605-35 elements in accordance with the provisions of ASC 605-25, “Revenue Recognition: Multiple-Element Arrangements,” as updated. The Company accounts for these contracts on a percentage of completion basis, measured by the percentage of labor hours incurred to date to estimated total labor hours for each contract, or on a completed contract basis when dependable estimates are not available.

The fair value of any undelivered elements in multiple-element arrangements in connection with the sales of software licenses with professional services are deferred based upon VSOE.

b) Sale of Software as a Service

Sale of software as a service (“SaaS”) consists of revenues from arrangements that provide customers the use of the Company’s software applications, as a service, typically billed on a monthly or annual basis. Advance billings of these services are not recorded to the extent that the term of the arrangement has not commenced and payment has not been received. Revenue on these services is recognized ratably over the term of the underlying arrangement.

c) Sale of Software Maintenance Services

Software maintenance services revenues consist of revenues derived from arrangements that provide PCS to the Company’s software license holders. These revenues are recognized ratably over the term of the contract. Advance billings of PCS are not recorded to the extent that the term of the PCS has not commenced and payment has not been received.

d) Sale of Professional Services

Professional services consist principally of revenues from consulting, advisory services, training and customer assistance with management and uploading of data into the Company’s applications. When these services are provided on a time and material basis, the Company records the revenue as the services are rendered, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services. Where the services are provided under a fixed priced arrangement, the Company records the revenue on a proportional performance method, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services.

e) Sale of Third Party Services

Sale of third party services consist principally of third party software and/or equipment as a pass through of software and equipment purchased from third parties at the request of customers.

f) Deferred revenues

The Company records deferred revenue primarily related to software maintenance support agreements, when the customer pays for the contract prior to the time the services are performed. Substantially all maintenance agreements have a one-year term that commences immediately following the delivery of the maintained products or on the date of the applicable renewal period.

g) Rights of return and other incentives

The Company does not generally offer rights of return or any other incentives such as concessions, product rotation, or price protection and, therefore, does not provide for or make estimates of rights of return and similar incentives. The Company, from time to time, may discount bundled software sales with PCS services. Such discounts are recorded as a component of the software sale and any revenue related to PCS is deferred over the PCS period based upon appropriate VSOE of fair value.

h) Reseller agreements

The Company executes certain sales contracts through resellers and distributors (collectively, “Resellers”). The Company recognizes revenues relating to sales through Resellers on the sell-through method (when reseller executes sale to end customer) when all the recognition criteria have been met—in other words, persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable, and collectability is probable. In addition, the Company assesses the credit-worthiness of each Reseller, and if the Reseller is undercapitalized or in financial difficulty, any revenues expected to emanate from such Resellers are deferred and recognized only when cash is received and all other revenue recognition criteria are met.

Revenue Recognition

a) Sale of Software

The Company recognizes revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition.”

The Company records revenues from the sale of software licenses when persuasive evidence of an arrangement exists, the software product has been installed, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. Revenues included in this classification typically include sales of additional software licenses to existing customers and sales of software to the Company’s Resellers (See section h) - Reseller Agreements, below.

The Company assesses whether payment terms are customary or extended in accordance with normal practice relative to the market in which the sale is occurring. The Company’s sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element are deferred based on Vendor Specific Objective Evidence (“VSOE”) of the fair value of the undelivered element. Often, multiple-element sales arrangements include arrangements where software licenses and the associated post-contract customer support (“PCS”) are sold together. The Company has established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and the Company’s significant PCS renewal experience, from the Company’s existing customer base.

The Company records the revenues for the sales of software with professional services as prescribed by ASC 985-605, in accordance with the contract accounting guidelines in ASC 605-35, “Revenue Recognition: Construction-Type and Production-Type Contracts” (“ASC 605-35”), after evaluating for separation of any non-ASC 605-35 elements in accordance with the provisions of ASC 605-25, “Revenue Recognition: Multiple-Element Arrangements,” as updated. The Company accounts for these contracts on a percentage of completion basis, measured by the percentage of labor hours incurred to date to estimated total labor hours for each contract, or on a completed contract basis when dependable estimates are not available.

The fair value of any undelivered elements in multiple-element arrangements in connection with the sales of software licenses with professional services are deferred based upon VSOE.

b) Sale of Software as a Service

Sale of software as a service (“SaaS”) consists of revenues from arrangements that provide customers the use of the Company’s software applications, as a service, typically billed on a monthly or annual basis. Advance billings of these services are not recorded to the extent that the term of the arrangement has not commenced and payment has not been received. Revenue on these services is recognized ratably over the term of the underlying arrangement.

c) Sale of Software Maintenance Services

Software maintenance services revenues consist of revenues derived from arrangements that provide PCS to the Company’s software license holders. These revenues are recognized ratably over the term of the contract. Advance billings of PCS are not recorded to the extent that the term of the PCS has not commenced and payment has not been received.

d) Sale of Professional Services

Professional services consist principally of revenues from consulting, advisory services, training and customer assistance with management and uploading of data into the Company’s applications. When these services are provided on a time and material basis, the Company records the revenue as the services are rendered, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services. Where the services are provided under a fixed priced arrangement, the Company records the revenue on a proportional performance method, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services.

e) Sale of Third Party Services

Sale of third party services consist principally of third party software and/or equipment as a pass through of software and equipment purchased from third parties at the request of customers.

f) Deferred revenues

The Company records deferred revenue primarily related to software maintenance support agreements, when the customer pays for the contract prior to the time the services are performed. Substantially all maintenance agreements have a one-year term that commences immediately following the delivery of the maintained products or on the date of the applicable renewal period.

g) Rights of return and other incentives

The Company does not generally offer rights of return or any other incentives such as concessions, product rotation, or price protection and, therefore, does not provide for or make estimates of rights of return and similar incentives. The Company, from time to time, may discount bundled software sales with PCS services. Such discounts are recorded as a component of the software sale and any revenue related to PCS is deferred over the PCS period based upon appropriate VSOE of fair value.

h) Reseller agreements

The Company executes certain sales contracts through resellers and distributors (collectively, “Resellers”). The Company recognizes revenues relating to sales through Resellers on the sell-through method (when reseller executes sale to end customer) when all the recognition criteria have been met—in other words, persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable, and collectability is probable. In addition, the Company assesses the credit-worthiness of each Reseller, and if the Reseller is undercapitalized or in financial difficulty, any revenues expected to emanate from such Resellers are deferred and recognized only when cash is received and all other revenue recognition criteria are met.

Advertising

Advertising

The Company expenses the cost of advertising as incurred. Advertising expense for the three and nine months ended September 30, 2017 and 2016 amounted to approximately $4,420 and $23,675, and $641 and $1,587, respectively.

Advertising

The Company expenses the cost of advertising as incurred. Advertising expense for the twelve months ended December 31, 2016 and 2015 amounted to approximately $1,727 and $1,936, respectively.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. The Company has outstanding stock options which have not been included in the calculation of diluted net loss per share because to do so would be anti-dilutive. As such, the numerator and the denominator used in computing both basic and diluted net loss per share for each period are the same.

Earnings (Loss) Per Share

Basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. The Company has outstanding stock options, which have not been included in the calculation of diluted net loss per share because to do so would be anti-dilutive. As such, the numerator and the denominator used in computing both basic and diluted net loss per share for each period are the same.

Income Taxes

Income Taxes

The Company and its subsidiary file a consolidated federal income tax return. The provision for income taxes is computed by applying statutory rates to income before taxes.

Deferred income taxes are recognized for the tax consequences in future years of temporary differences between the financial reporting and tax bases of assets and liabilities as of each period-end based on enacted tax laws and statutory rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. A 100% valuation allowance has been established on deferred tax assets at September 30, 2017 and December 31, 2016, due to the uncertainty of our ability to realize future taxable income.

The Company accounts for uncertainty in income taxes in its financial statements as required under ASC 740, Accounting for Uncertainty in Income Taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition accounting. Management determined there were no material uncertain positions taken by the Company in its tax returns.

Income Taxes

The Company and its subsidiary file a consolidated federal income tax return. The provision for income taxes is computed by applying statutory rates to income before taxes.

Deferred income taxes are recognized for the tax consequences in future years of temporary differences between the financial reporting and tax bases of assets and liabilities as of each period-end based on enacted tax laws and statutory rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. A 100% valuation allowance has been established on deferred tax assets at December 31, 2016 and 2015, due to the uncertainty of our ability to realize future taxable income.

The Company accounts for uncertainty in income taxes in its financial statements as required under ASC 740, Accounting for Uncertainty in Income Taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition accounting. Management determined there were no material uncertain positions taken by the Company in its tax returns.

Statement of Cash Flows	Statement of Cash Flows For purposes of reporting cash flows, cash includes cash on hand and demand deposits held by banks.	Statement of Cash Flows For purposes of reporting cash flows, cash includes cash on hand and demand deposits held by banks.
Reclassifications	Reclassifications Certain amounts in the 2016 consolidated financial statements have been reclassified to conform to current year presentation.	Reclassifications Certain amounts in the 2015 consolidated financial statements have been reclassified to conform to current year presentation.